Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Line Items]
Income Taxes

Note 10 — Income Taxes

The total provision (benefit) for income taxes is comprised of the following:

Federal	December 31, 2022	December 31, 2021
Current	$216,203	$—
Deferred	(246,333)	(62,014)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	246,333	62,014
Income tax provision	$216,203	$—

Deferred tax assets and liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse.

The net deferred tax assets and liabilities in the accompanying balance sheets included the following components:

	December 31, 2022	December 31, 2021
Deferred tax assets
Start-up costs	$308,347	$38,019
Unrealized gain/loss	—	—
Net operating loss	—	23,995
Total deferred tax asset (liability)	308,347	62,014
Valuation allowance	(308,347)	(62,014)
Deferred tax asset (liability) net of allowance	$—	$—

The Company’s federal net operating loss carryforward as of December 31, 2022 and 2021 amounted to $0 and $112,387 and will be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At the year ended December 31, 2022 and December 31, 2021, the change in valuation allowance was $246,333 and $62,014 respectively.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (approximate) is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	(22.80)%	(22.00)%
Warrant issuance costs	0.00%	0.20%
Valuation allowance	13.39%	0.80%
Income tax provision expense (benefit)	11.59%	(0.00)%

The tax provision differs from the statutory rate of 21% due to the change in fair value of warrants and the valuation allowance against deferred tax assets.

VASO CORPORATION [Member]
Income Taxes [Line Items]
Income Taxes

NOTE Q — INCOME TAXES

The following is a geographical breakdown of income before the provision for income taxes:

	(in thousands) Year ended December 31,
	2022	2021
Domestic	$6,823	$5,720
Foreign	307	531
Income before provision for income taxes	$7,130	$6,251

The provision for income taxes consisted of the following:

	(in thousands) Year ended December 31,
	2022	2021
Current provision
Federal	$—	$—
State	36	47
Foreign	9	52
Total current provision	45	99

Deferred provision (benefit)
Federal	(3,724)	41
State	(1,064)	11
Foreign	—	—
Total deferred provision (benefit)	(4,788)	52

Total income tax provision (benefit)	$(4,743)	$151

Effective income tax rate	66.52%	2.42%

The income tax benefit of $4,743,000 for the year ended December 31, 2022 was due to the partial release of deferred tax asset valuation allowance, offset by $36,000 in state income taxes and $9,000 in foreign taxes. The income tax provision of $151,000 for the year ended December 31, 2021 was due to $52,000 in foreign taxes, $47,000 in state income taxes and a $52,000 reduction in deferred tax assets.

The following is a reconciliation of the effective income tax rate to the federal statutory rate:

	For the year ended
	December 31, 2022	December 31, 2021
	%	%
Federal statutory rate	21.00	21.00
State income taxes	6.13	2.70
Change in valuation allowance relating to operations	(87.30)	(21.32)
Foreign tax rate differential	(0.78)	(0.84)
R&D credit	0.54	(0.08)
PPP Loan forgiveness	—	(11.87)
Nondeductible expenses	0.20	0.06
Other	(6.31)	12.77
	(66.52)	2.42

The effective tax rate decreased mainly due to the impact of the partial release of the deferred tax asset valuation allowance and partially offset by impact of PPP loan forgiveness in 2021.

As of December 31, 2022, the recorded deferred tax assets were $12,006,000, reflecting a decrease of $1,099,000 during the year ended December 31, 2022, which was offset by a valuation allowance of $4,543,000, reflecting a decrease of $6,226,000.

The components of our deferred tax assets and liabilities are summarized as follows:

	(in thousands)
	December 31, 2022	December 31, 2021
Deferred Tax Assets:
Net operating loss carryforwards	$8,367	$10,015
Amortization	328	343
Stock-based compensation	7	5
Allowance for doubtful accounts	99	125
Reserve for slow moving inventory	46	47
Tax credits	416	454
Expense accruals	908	786
Deferred revenue	1,835	1,330
Total gross deferred taxes	12,006	13,105
Valuation allowance	(4,543)	(10,769)
Net deferred tax assets	7,463	2,336

Deferred Tax Liabilities:
Deferred commissions	(464)	(325)
Goodwill	(1,962)	(1,703)
Depreciation	(30)	(89)
Total deferred tax liabilities	(2,456)	(2,117)

Total deferred tax assets (liabilities)	5,007	219

Recorded as:
Non-current deferred tax assets	5,007	219
Non-current deferred tax liabilities	—	—
Total deferred tax assets (liabilities)	$5,007	$219

The activity in the valuation allowance is set forth below:

	(in thousands)
	2022	2021
Valuation allowance, January 1,	$10,769	$12,145
Partial release of allowance	(4,840)	—
Change in valuation allowance	(1,386)	(1,376)
Valuation allowance, December 31,	$4,543	$10,769

At December 31, 2022, the Company had net operating loss carryforwards for federal and state income tax purposes of approximately $24 million expiring at various dates from 2022 through 2037 and approximately $7 million with no expiration date.

Under current tax law, the utilization of tax attributes will be restricted if an ownership change, as defined, were to occur. Section 382 of the Internal Revenue Code provides, in general, that if an “ownership change” occurs with respect to a corporation with net operating and other loss carryforwards, such carryforwards will be available to offset taxable income in each taxable year after the ownership change only up to the “Section 382 Limitation” for each year (generally, the product of the fair market value of the corporation’s stock at the time of the ownership change, with certain adjustments, and a specified long-term tax-exempt bond rate at such time). The Company’s ability to use its loss carryforwards will be limited in the event of an ownership change.